SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, options Nov 24, 2021 (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of fair value assumptions, options Nov 24, 2021
January 31, 2023
Expected life	4-5 years
Risk-free interest rate	1.52% – 3.27%
Expected dividend yield	Nil
Expected stock price volatility	195% - 243%
Fair value at the date of grant	$0.21 - $0.654